Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($)	Aug. 04, 2020 USD ($)	Jul. 03, 2017 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred gains on derivative instrument, net of tax	$ 61,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Fair value of assets	$ 65,000,000	$ 8,000,000
Fair value of liabilities	$ 2,000,000	$ 7,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Business combination, identifiable assets acquired corresponded to technologies	$ 118,000,000
Impairment charge on investments	1,000,000	$ 0	$ 0
Fair value measurement with unobservable inputs reconciliation recurring basis asset liability value	0
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	0
Unrealized loss position	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Fair value of liability component				$ 1,362,000,000	$ 1,266,000,000
Senior Unsecured Convertible Bonds [Member]
Derivative [Line Items]
Senior unsecured convertible bonds				1,500,000,000
Senior Unsecured Convertible Bonds [Member] | Debt Instrument Tranche A Due 2025 [Member]
Derivative [Line Items]
Senior unsecured convertible bonds				750,000,000
Senior Unsecured Convertible Bonds [Member] | Debt Instrument Tranche B Due 2027 [Member]
Derivative [Line Items]
Senior unsecured convertible bonds				$ 750,000,000
Senior Unsecured Convertible Bonds [Member] | Zero-coupon, due 2022 (Tranche A) [Member]
Derivative [Line Items]
Senior unsecured convertible bonds		700,000,000
Senior Unsecured Convertible Bonds [Member] | 0.25% due 2024 (Tranche B) [Member]
Derivative [Line Items]
Senior unsecured convertible bonds	$ 674,000,000	654,000,000
Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Fair value of intangible assets, discount rate	0.09
Measurement Input, Discount Rate [Member] | Zero-coupon, due 2022 (Tranche A) [Member]
Derivative [Line Items]
Debt discount rate				0.0130
Measurement Input, Discount Rate [Member] | 0.25% due 2024 (Tranche B) [Member]
Derivative [Line Items]
Debt discount rate				0.0185
Measurement Input, Discount Rate [Member] | Senior Unsecured Convertible Bonds [Member]
Derivative [Line Items]
Debt instrument, measurement input	0.8
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Cost of Sales [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	$ 3,000,000	51,000,000	4,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Operating Expense [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	(3,000,000)	$ 28,000,000	3,000,000
Currency Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	15,000,000
Fair value of assets	16,000,000
Fair value of liabilities	1,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets	50,000,000
Fair value of liabilities	$ 2,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 897,000,000	$ 575,000,000	376,000,000
Foreign currency forward contracts maturity term	42 days
Fair value of assets	$ 10,000,000	3,000,000
Fair value of liabilities	$ 2,000,000	1,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	181 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 1,502,000,000	1,328,000,000	$ 1,597,000,000
Foreign currency forward contracts maturity term	118 days
Fair value of assets	$ 55,000,000	5,000,000
Fair value of liabilities		$ 6,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	6 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	11 months